Fees Summary	Mar. 19, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 650,860,928.64
Previously Paid Amount	0.00
Total Fee Amount	99,646.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 99,646.81
Narrative - Max Aggregate Offering Amount | shares	370,860,928
Final Prospectus	true